Capital Group World Dividend Growers ETF

6455 Irvine Center Drive

Irvine, California 92618

April 11, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital Group World Dividend Growers ETF

On behalf of Capital Group World Dividend Growers ETF (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0001969489. If you have any questions about the enclosed, please contact me at (213) 615-3736.

Sincerely,

/s/ Clara Kang

Clara Kang

Enclosure